Loss per Share Level 4 (Details) - $ / shares	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	47,989,000	100	48,050,048	48,015,685
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0	0
Weighted Average Number of Shares Outstanding, Diluted	47,989,000	100	48,050,048	48,015,685
Earnings Per Share, Basic	$ (1)	$ 16,850,000.00	$ (3.39)	$ (1.73)
Earnings Per Share, Diluted	$ (1)	$ 16,850,000.00	$ (3.39)	$ (1.73)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	181,869